UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                        THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
              (Address of principal executive offices) (Zip code)

                                 Synovus Funds
                                  P.O. Box 446
                               Portland, ME 04112
                    (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-330-1111

                    DATE OF FISCAL YEAR END: APRIL 30, 2005

                    DATE OF REPORTING PERIOD: JULY 31, 2004

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS                                            SYNOVUS FUNDS
July 31, 2004 (unaudited)



                                                                        Market
LARGE CAP CORE EQUITY                                                    Value
FUND                                                     Shares          (000)
--------------------------------------------------------------------------------

COMMON STOCK (95.8%)
AEROSPACE & DEFENSE (1.9%)
  United Technologies                                    45,450        $   4,250
                                                                       ---------
AIR TRANSPORTATION (3.1%)
  FedEx                                                  65,000            5,322
  Southwest Airlines                                    122,000            1,766
                                                                       ---------
                                                                           7,088
                                                                       ---------
APPAREL/TEXTILES (0.5%)
  Liz Claiborne                                          31,000            1,122
                                                                       ---------
AUTOMOTIVE (2.2%)
  General Motors                                        115,000            4,961
                                                                       ---------
BANKS (7.2%)
  Bank of America                                        54,086            4,598
  Mellon Financial                                      105,000            2,885
  SouthTrust                                            148,950            5,778
  Wachovia                                               73,000            3,235
                                                                       ---------
                                                                          16,496
                                                                       ---------
BROADCASTING, NEWSPAPERS & ADVERTISING (2.4%)
  Comcast*                                               34,000              932
  InterActiveCorp*                                       54,000            1,474
  Viacom                                                 90,000            3,023
                                                                       ---------
                                                                           5,429
                                                                       ---------
CHEMICALS (0.8%)
  EI Du Pont de Nemours                                  42,600            1,826
                                                                       ---------
COMPUTERS & SERVICES (9.9%)
  Adobe Systems                                          38,000            1,603
  Cisco Systems*                                        228,200            4,760
  Dell*                                                 156,400            5,548
  EMC Corp/Massachusetts*                               150,000            1,645
  International Business
    Machines                                             25,000            2,177
  Microsoft                                             209,700            5,968
  Oracle*                                                94,000              988
                                                                       ---------
                                                                          22,689
                                                                       ---------
COSMETICS & TOILETRIES (2.5%)
  Colgate-Palmolive                                     108,800            5,788
                                                                       ---------
DATA PROCESSING (1.5%)
  Automatic Data
  Processing                                             83,500            3,505
                                                                       ---------
ELECTRICAL SERVICES (1.2%)
  Dominion Resources                                     45,000            2,856
                                                                       ---------
ELECTRONICS MANUFACTURING (1.9%)
  Emerson Electric                                       70,000            4,249
                                                                       ---------
FINANCIAL SERVICES (8.2%)
  Citigroup                                             109,800            4,841
  Fannie Mae                                             83,100            5,897
  Goldman Sachs Group                                    57,000            5,027


                                                                        Market
                                                                         Value
                                                         Shares          (000)
--------------------------------------------------------------------------------
FINANCIAL SERVICES (CONTINUED)
  MBNA                                                  124,000        $   3,061
                                                                       ---------
                                                                          18,826
                                                                       ---------
FOOD, BEVERAGE & TOBACCO (4.4%)
  Anheuser-Busch                                         55,400            2,875
  Coca-Cola                                              69,000            3,027
  General Mills                                          50,000            2,245
  PepsiCo                                                40,900            2,045
                                                                       ---------
                                                                          10,192
                                                                       ---------
GAS/NATURAL GAS (0.3%)
  Oneok                                                  30,500              640
                                                                       ---------
HEALTH CARE (6.9%)
  Baxter International                                   80,100            2,409
  Biomet                                                 71,000            3,123
  Johnson & Johnson                                      86,300            4,770
  Medco Health Solutions*                                12,180              369
  WellPoint Health
    Networks*                                            50,000            5,055
                                                                       ---------
                                                                          15,726
                                                                       ---------
INSURANCE (4.5%)
  Allstate                                              103,000            4,849
  American International
  Group                                                  78,100            5,518
                                                                       ---------
                                                                          10,367
                                                                       ---------
MANUFACTURING (3.1%)
  General Electric                                      211,049            7,017
                                                                       ---------
PETROLEUM & FUEL PRODUCTS (6.1%)
  ConocoPhillips                                         57,854            4,557
  Exxon Mobil                                           116,484            5,393
  Schlumberger                                           62,450            4,017
                                                                       ---------
                                                                          13,967
                                                                       ---------
PHARMACEUTICALS (5.7%)
  Amgen*                                                 80,000            4,551
  Bristol-Myers Squibb                                   80,000            1,832
  Mylan Laboratories                                     93,000            1,378
  Pfizer                                                163,400            5,222
                                                                       ---------
                                                                          12,983
                                                                       ---------
PRECIOUS METALS (1.7%)
  Newmont Mining                                         95,000            3,845
                                                                       ---------
PRINTING & PUBLISHING (0.5%)
  Gannett                                                13,000            1,081
                                                                       ---------
RAILROADS (0.5%)
  Union Pacific                                          19,000            1,070
                                                                       ---------
RETAIL (8.4%)
  Bed Bath & Beyond*                                     95,000            3,362
  Best Buy                                               85,000            4,093
  Home Depot                                            113,200            3,817
  Wal-Mart Stores                                        92,900            4,925
  Walgreen                                               85,000            3,094
                                                                       ---------
                                                                          19,291
                                                                       ---------

SCHEDULE OF INVESTMENTS                                            SYNOVUS FUNDS
July 31, 2004 (unaudited)



                                                                        Market
LARGE CAP CORE EQUITY                                 Shares/Face        Value
FUND (CONCLUDED)                                      Amount (000)       (000)
--------------------------------------------------------------------------------
SEMI-CONDUCTORS/INSTRUMENTS (3.9%)
  Analog Devices                                         52,000        $   2,064
  Intel                                                 218,000            5,315
  Jabil Circuit*                                         72,000            1,566
                                                                       ---------
                                                                           8,945
                                                                       ---------
TELEPHONES & TELECOMMUNICATIONS (4.4%)
  Alltel                                                 67,000            3,484
  AT&T                                                   34,000              513
  Nextel Communications*                                 23,000              524
  Nokia ADR                                             149,000            1,731
  Verizon Communications                                 96,962            3,737
                                                                       ---------
                                                                           9,989
                                                                       ---------
VWHOLESALE (2.1%)
  AmerisourceBergen                                      70,000            3,784
  Sysco                                                  33,000            1,137
                                                                       ---------
                                                                           4,921
                                                                       ---------
TOTAL COMMON STOCK
  (Cost $209,972)                                                        219,119
                                                                       ---------

MONEY MARKET (0.1%)
  SEI Daily Income Trust, Prime
  Obligation Fund, Cl A                                  84,548               85
                                                                       ---------
TOTAL MONEY MARKET
  (Cost $85)                                                                  85
                                                                       =========

REPURCHASE AGREEMENT (4.0%)
 Bank of New York
   1.080%, dated 07/30/04, to
   be repurchased on 08/02/04,
   repurchase price $9,261,398
   (collateralized by U.S.
   Treasury Obligation, with a
   total market value
   $9,445,804)                                           $9,261            9,261
                                                                       ---------

TOTAL REPURCHASE AGREEMENT
  (Cost $9,261)                                                            9,261
                                                                       ---------

TOTAL INVESTMENTS (99.9%)
  (Cost $219,318)+                                                       228,465
                                                                       ---------

OTHER ASSETS AND LIABILITIES, NET
(0.1%)                                                                       289
                                                                       ---------

TOTAL NET ASSETS (100.0%)                                              $ 228,754
                                                                       =========
* NON-INCOME PRODUCING SECURITY.
ADR-- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS

+AT JULY 31, 2004, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $219,317,593, AND THE UNREALIZED APPRECIATION AND DEPRECIATION
WERE $20,684,523 AND $15,936,145, RESPECTIVELY.


THE LARGE CAP CORE EQUITY FUND ENTERED INTO WRITTEN OPTION CONTACTS DURING THE PERIOD ENDED JULY 31, 2004, WHICH ARE SUMMARIZED AS FOLLOWS:

                                                   # OF CONTRACTS  PREMIUM (000)
                                                   --------------  -------------
BALANCE AT BEGINNING OF YEAR                              8,816         $ 1,384
WRITTEN                                                   9,319           3,121
EXERCISED                                                  (830)           (259)
CLOSED BUYS                                             (17,305)         (4,246)
                                                        --------        -------
BALANCE AT END OF PERIOD                                     --         $    --
                                                        --------        -------


FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS                                            SYNOVUS FUNDS
July 31, 2004 (unaudited)



                                                                        Market
                                                                         Value
MID CAP VALUE FUND                                       Shares          (000)
--------------------------------------------------------------------------------

COMMON STOCK (79.0%)
AGRICULTURE (4.6%)
  Bunge                                                  81,300        $   3,263
                                                                       ---------
APPAREL/TEXTILES (1.9%)
  Kellwood                                               10,000              402
  Liz Claiborne                                          26,000              941
                                                                       ---------
                                                                           1,343
                                                                       ---------
BROADCASTING, NEWSPAPERS & ADVERTISING (3.9%)
  InterActiveCorp*                                       86,300            2,356
  Liberty Media*                                         51,200              434
                                                                       ---------
                                                                           2,790
                                                                       ---------
BUILDING & CONSTRUCTION (0.2%)
  Fleetwood Enterprises*                                 10,800              145
                                                                       ---------
CABLE TELEVISION (2.0%)
  Liberty Media
  International*                                          2,560               80
  Shaw Communications, Cl B                              87,600            1,342
                                                                       ---------
                                                                           1,422
                                                                       ---------
CHEMICALS (4.6%)
  Agrium                                                229,300            3,311
                                                                       ---------
COMPUTER SERVICES (0.5%)
  Reynolds & Reynolds, Cl A                              14,800              327
                                                                       ---------
CONSUMER NON-DURABLES (4.3%)
  International Flavors &
  Fragrances                                             84,800            3,099
                                                                       ---------
ELECTRIC UTILITIES (4.0%)
  Constellation Energy
  Group                                                  37,500            1,446
  SCANA                                                  39,000            1,428
                                                                       ---------
                                                                           2,874
                                                                       ---------
ENTERTAINMENT (0.7%)
  Metro-Goldwyn-Mayer                                    41,800              507
                                                                       ---------
FINANCIAL SERVICES (0.6%)
  eFunds*                                                28,000              458
                                                                       ---------
FOOD, BEVERAGE & TOBACCO (2.2%)
  ConAgra Foods                                          59,900            1,557
                                                                       ---------
HEALTH CARE (11.4%)
  Aetna                                                  18,900            1,622
  Endo Pharmaceuticals
    Holdings*                                            65,500            1,258
  Gentiva Health Services*                               38,000              578
  Hospira*                                               41,200            1,067
  Laboratory Corp of
    America
    Holdings*                                            13,300              521
  Medco Health Solutions*                                42,900            1,300
  Quest Diagnostics                                       6,500              533
  WellChoice*                                            35,000            1,281
                                                                       ---------
                                                                           8,160
                                                                       ---------
INSURANCE (13.1%)
  AON                                                    41,700            1,102
  Arch Capital Group*                                    79,200            3,049


                                                                        Market
                                                                         Value
MID CAP VALUE FUND                                       Shares          (000)
--------------------------------------------------------------------------------
  INSURANCE (CONTINUED)
  Axis Capital Holdings                                  27,500        $     707
  Everest Re Group                                       35,300            2,594
  Montpelier Re Holdings                                 22,000              778
  Willis Group Holdings                                  31,800            1,107
                                                                       ---------
                                                                           9,337
                                                                       ---------
OIL & GAS SERVICES (2.0%)
  Input/Output*                                          80,000              770
  Newpark Resources*                                    110,000              671
                                                                       ---------
                                                                           1,441
                                                                       ---------
PETROLEUM & FUEL PRODUCTS (8.4%)
  EnCana                                                 86,848            3,849
  Premcor*                                               55,400            1,989
  Transocean*                                             6,300              179
                                                                       ---------
                                                                           6,017
                                                                       ---------
PROFESSIONAL SERVICES (2.3%)
  Gartner, Cl A*                                         74,900              940
  Gartner, Cl B*                                         38,200              477
  Iron Mountain*                                          7,100              229
                                                                       ---------
                                                                           1,646
                                                                       ---------
RAILROADS (0.7%)
  Florida East Coast
  Industries                                             13,000              483
                                                                       ---------
REAL ESTATE INVESTMENT TRUSTS (2.0%)
  Archstone-Smith Trust                                  25,000              736
  Ventas                                                 27,900              712
                                                                       ---------
                                                                           1,448
                                                                       ---------
RETAIL (8.0%)
  Albertson's                                            87,800            2,141
  Blockbuster                                           104,900            1,392
  Borders Group                                          15,000              343
  Charming Shoppes*                                      90,000              661
  JC Penney Co Inc Holding                               24,500              980
  Ross Stores                                            10,000              232
                                                                       ---------
                                                                           5,749
                                                                       ---------
TRANSPORTATION SERVICES (1.6%)
  Laidlaw International*                                 54,000              758
  Sirva*                                                 15,000              351
                                                                       ---------
                                                                           1,109
                                                                       ---------
TOTAL COMMON STOCK
  (Cost $44,834)                                                          56,486
                                                                       ---------

FOREIGN COMMON STOCK (7.7%)
BUILDING & CONSTRUCTION SUPPLIES (0.7%)
  Chicago Bridge & Iron - NY
    Shares                                               16,750              489
                                                                       ---------
CHEMICALS (1.1%)
  Nova Chemicals                                         26,200              796
                                                                       ---------
REAL ESTATE (2.7%)
  MI Developments, Cl A                                  86,200            1,970
                                                                       ---------
TRANSPORTATION SERVICES (3.2%)
  Royal Nedlloyd*                                        45,000            1,554

                                                    Shares/Number
                                                         of             Market
MID CAP VALUE FUND                                   Rights/Face        Value
(CONCLUDED)                                          Amount (000)       (000)
--------------------------------------------------------------------------------
TRANSPORTATION SERVICES (CONTINUED)
  Stolt-Nielsen*                                         51,100        $     708
                                                                       ---------
                                                                           2,262
                                                                       ---------
TOTAL FOREIGN COMMON STOCK
  (Cost $5,180)                                                            5,517
                                                                       ---------

RIGHTS (0.0%)
  Liberty Media
  International,
     Cl A* (A)                                              512                3
                                                                       ---------
TOTAL RIGHTS
  (Cost $0)                                                                    3
                                                                       ---------

MONEY MARKETS (2.3%)
  SEI Daily Income Trust,
    Government Fund, Cl A                             1,190,985            1,191
  SEI Daily Income Trust,
    Prime Obligation Fund,
    Cl A                                                435,464              435
                                                                       ---------
TOTAL MONEY MARKETS
  (Cost $1,626)                                                            1,626
                                                                       ---------

REPURCHASE AGREEMENT (8.0%)
 Bank of New York
   1.080%, dated 07/30/04, to
   be repurchased on 08/02/04,
   repurchase price $5,694,238
   (collateralized by U.S.
   Treasury obligation with a
   total market value
   $5,807,625)                                          $ 5,694            5,694
                                                                       ---------

TOTAL REPURCHASE AGREEMENT
  (Cost $5,694)                                                            5,694
                                                                       ---------

TOTAL INVESTMENTS (97.0%)
  (Cost $57,334)+                                                         69,326
                                                                       ---------

OTHER ASSETS AND LIABILITIES, NET (3.0%)                                   2,114
                                                                       ---------

TOTAL NET ASSETS (100.0%)                                              $  71,440
                                                                       =========
* NON-INCOME PRODUCING SECURITY.
CL -- CLASS
(A) THIS SECURITY WAS ISSUED FOR POSSIBLE SETTLEMENT OF PENDING LITIGATION AND DOES NOT HAVE AN EXPIRATION DATE.
+AT JULY 31, 2004, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $57,333,797, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $13,279,680 AND $1,287,667, RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS                                            SYNOVUS FUNDS
July 31, 2004 (unaudited)



                                                           Face         Market
INTERMEDIATE-TERM BOND                                    Amount         Value
FUND                                                      (000)          (000)
--------------------------------------------------------------------------------

CORPORATE OBLIGATIONS (46.7%)
AUTOMOTIVE (2.6%)
 DaimlerChrysler
    4.050%, 06/04/08                                    $ 5,000        $   4,954
                                                                       ---------
BANKS (1.6%)
 Bank of America
    3.375%, 02/17/09                                      3,000            2,904
                                                                       ---------
BROADCASTING, NEWSPAPERS & ADVERTISING (4.7%)
 Comcast
    5.850%, 01/15/10                                      3,000            3,150
 Motorola
    7.625%, 11/15/10                                      5,000            5,694
                                                                       ---------
                                                                           8,844
                                                                       ---------
CHEMICALS (1.7%)
 Dow Chemical
    5.750%, 12/15/08                                      3,000            3,163
                                                                       ---------
COMPUTERS - HARDWARE (1.6%)
 Hewlett-Packard
    3.625%, 03/15/08                                      3,000            2,980
                                                                       ---------
ENTERTAINMENT (1.1%)
 Walt Disney
    5.500%, 12/29/06                                      2,000            2,094
                                                                       ---------
FINANCIAL SERVICES (16.5%)
 CIT Group
    4.750%, 12/15/10                                      3,000            2,978
 Fannie Mae
    3.300%, 06/02/09                                      5,000            4,830
 Freddie Mac
    3.500%, 09/15/07                                      9,000            9,000
 General Electric Capital, Ser
   A, MTN
    4.250%, 01/15/08                                      5,000            5,084
 Household Finance
    4.125%, 12/15/08                                      3,000            2,981
 John Deere Capital
    4.500%, 08/22/07                                      3,000            3,078
 Lehman Brothers Holdings
    4.000%, 01/22/08                                      3,000            3,007
                                                                       ---------
                                                                          30,958
                                                                       ---------
FOOD, BEVERAGE & TOBACCO (1.7%)
 Coca-cola Enterprises
    6.125%, 08/15/11                                      3,000            3,248
                                                                       ---------
INSURANCE (2.3%)
 Lion Connecticut Holding
    7.125%, 08/15/06                                      4,000            4,332
                                                                       ---------
MEDICAL PRODUCTS & SERVICES (2.8%)
 Baxter International
    5.250%, 05/01/07                                      5,000            5,185
                                                                       ---------
METALS (1.6%)
 Alcoa
    4.250%, 08/15/07                                      3,000        $   3,058
                                                                       ---------



                                                           Face         Market
                                                          Amount         Value
                                                          (000)          (000)
--------------------------------------------------------------------------------
PETROLEUM REFINING (2.8%)
 Marathon Oil
    5.375%, 06/01/07                                    $ 5,000           $5,233
                                                                       ---------
PHARMACEUTICALS (1.6%)
 Abbott Laboratories
    3.500%, 02/17/09                                      3,000            2,924
                                                                       ---------
SPECIALTY MACHINERY (2.4%)
 Honeywell
    7.000%, 03/15/07                                      4,080            4,442
                                                                       ---------
TELEPHONES & TELECOMMUNICATIONS (1.7%)
 SBC Communications
    6.125%, 02/15/08                                      3,000            3,209
                                                                       ---------
TOTAL CORPORATE OBLIGATIONS
  (Cost $86,875)                                                          87,528
                                                                       ---------

U.S. GOVERNMENT AGENCY OBLIGATIONS (32.9%)
FHLMC (9.6%)
    5.750%, 03/15/09                                     10,000           10,737
    5.125%, 10/15/08                                      7,000            7,333
                                                                       ---------
                                                                          18,070
                                                                       ---------
FNMA (22.7%)
    7.125%, 03/15/07                                      3,500            3,841
    7.000%, 05/01/11                                         93               99
    6.000%, 12/15/05                                      1,000            1,047
    5.250%, 04/15/07                                      5,000            5,257
    5.250%, 01/15/09                                      7,000            7,362
    4.250%, 07/15/07                                     10,000           10,243
    3.250%, 08/15/08                                     10,000            9,784
    2.875%, 05/19/08                                      5,000            4,834
                                                                       ---------
                                                                          42,467
                                                                       ---------
FNMA, MTN (0.6%)
    6.875%, 09/10/12                                      1,000            1,079
                                                                       ---------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost $61,604)                                                          61,616
                                                                       ---------

U.S. TREASURY OBLIGATIONS (9.7%)
 U.S. Treasury Notes
    3.375%, 12/15/08                                     15,500           15,389
    2.625%, 03/15/09                                      3,000        $   2,874
                                                                       ---------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $18,519)                                                          18,263
                                                                       ---------

SCHEDULE OF INVESTMENTS                                            SYNOVUS FUNDS
July 31, 2004 (unaudited)



                                                           Face         Market
INTERMEDIATE-TERM BOND                                    Amount         Value
FUND (CONCLUDED)                                          (000)          (000)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT (9.9%)
 Bank of New York
   1.080%, dated 07/30/04, to
   be repurchased on
   08/02/04, repurchase price
   $18,589,856 (collateralized
   by U.S. Treasury
   obligation, with a total
   market value $18,960,005)                            $18,588        $  18,588
                                                                       ---------

TOTAL REPURCHASE AGREEMENT
  (Cost $18,588)                                                          18,588
                                                                       =========

TOTAL INVESTMENTS (99.2%)
  (Cost $185,586)+                                                       185,995
                                                                       =========

OTHER ASSETS AND LIABILITIES, NET (0.8%)                                   1,507
                                                                       =========

TOTAL NET ASSETS (100.0%)                                              $ 187,502
                                                                       =========

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA --FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
SER -- SERIES
+AT JULY 31, 2004, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $185,586,085, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $2,337,437 AND $1,928,842, RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS                                            SYNOVUS FUNDS
July 31, 2004 (unaudited)



                                                          Face         Market
GEORGIA MUNICIPAL BOND                                    Amount        Value
FUND                                                      (000)         (000)
--------------------------------------------------------------------------------

MUNICIPAL BONDS (94.5%)
 Alpharetta, GO
  5.000%, 05/01/08                                         $250             $268
Atlanta, Metropolitan Atlanta
  Rapid Transit Authority,
  Sales Tax Revenue, Ser A,
  RB, MBIA
  5.500%, 07/01/14                                          200              216
Atlanta, Metropolitan
  Atlanta Rapid Transit Authority,
  Sales Tax Revenue, Ser B,
  RB, MBIA
  5.100%, 07/01/14                                          500              540
  5.100%, 07/01/15                                          750              802
 Atlanta, Water & Sewer
  Authority, RB, ETM
  6.000%, 01/01/11                                          250              287
 Augusta, Water & Sewer
  Revenue, RB, FSA
  5.250%, 10/01/13                                          250              276
 Austell, Gas Authority, RB
  5.100%, 06/01/09                                          300              324
 Bibb County, Development
  Authority, Wesleyan
  College Project, RB,
  AMBAC
  4.700%, 10/01/11                                          300              320
 Bulloch County, Devolpment
  Authority, Georgia
  Southern University
  Project, RB, AMBAC
  5.000%, 08/01/16                                          500              531
 Burke County, Development
  Authority of Pollution
  Control, Vogtle Project, RB
  4.450%, 01/01/32                                          500              521
 Carroll County, Water &
  Sewer Authority, RB,
  AMBAC
  5.000%, 07/01/12                                          500              545
 Central Valdosta,
  Development Authority, RB
  2.750%, 06/01/09                                          500              488
 Cherokee County, School
  District, GO
  5.250%, 08/01/16                                        1,200            1,305
  5.000%, 08/01/07                                          500              536
  5.000%, 08/01/08                                          400              431
  5.000%, 02/01/12                                          685              748
 Cherokee County, Water &
  Sewer Authority, RB, FSA
  4.500%, 08/01/13                                          500              524
 Clayton County, Hospital
  Authority, Southern
  Regional Medical Center
  Project, RB, MBIA
  5.250%, 08/01/11                                          300              337
 Clayton County, Water
  Authority, RB
  5.250%, 05/01/15                                          500              551
  4.500%, 05/01/10                                          280              297
 Cobb County, GO
  5.000%, 01/01/10                                          500              529


                                                          Face          Market
                                                          Amount         Value
                                                          (000)          (000)
--------------------------------------------------------------------------------
 Cobb County, Hospital
  Authority, Anticipation
  Certificates, Ser B, RB
  4.300%, 04/01/10                                         $275             $285
 Cobb County, Hospital
  Authority, Anticipation
  Certificates, Ser R, RB
  5.250%, 04/01/15                                          700              774
 Cobb County, Water
  Authority, RB
  5.125%, 11/01/19                                        1,000            1,076
 Cobb-Marietta, Coliseum &
  Exhibit Hall Authority, RB
  5.000%, 01/01/15                                        1,000            1,083
 Cobb-Marietta, Coliseum &
  Exhibit Hall Authority, RB,
  AMBAC
  5.000%, 10/01/09                                          550              599
 Cobb-Marietta, Coliseum &
  Exhibit Hall Authority, RB,
  MBIA
  5.000%, 10/01/10                                          380              420
 College Park, Business &
  Industrial Development
  Authority, Civic Center
  Project, RB, AMBAC
  5.500%, 09/01/11                                          300              338
 Columbus, Building Lease
  Authority, Ser A, RB
  5.250%, 01/01/17                                          705              777
  4.125%, 01/01/13                                          500              511
 Columbus, Hospital
  Authority, Anticipation
  Certificates, RB
  5.400%, 06/01/07                                          100              101
 Columbus, Water & Sewer
  Authority, RB, FSA
  5.250%, 05/01/09                                        1,000            1,097
 De Kalb County, Water &
  Sewer Authority, RB
  4.625%, 10/01/09                                          300              322
  4.625%, 10/01/11                                          200              212
  4.500%, 10/01/10                                          450              478
 Douglas County, School
  District, GO
  4.000%, 01/01/09                                          250              258
 Douglasville-Douglas County,
  Water & Sewer Authority,
  RB, AMBAC
  5.450%, 06/01/07                                          325              352
 Downtown Savannah
  Authority, Stormwater
  Capital Imports Project, RB
  4.600%, 08/01/11                                          600              627
 Fayette County, Public
  Facilities Authority,
  Criminal Justice Center
  Project, RB
  5.375%, 06/01/09                                          100              110
  4.400%, 06/01/13                                          250              261
 Fayette County, School
  District, GO
  4.300%, 03/01/10                                          500              523

SCHEDULE OF INVESTMENTS                                            SYNOVUS FUNDS
July 31, 2004 (unaudited)



                                                           Face         Market
GEORGIA MUNICIPAL BOND                                    Amount         Value
FUND (CONTINUED)                                          (000)          (000)
--------------------------------------------------------------------------------
 Fayette County, Water
   Authority, RB, FSA
   4.400%, 10/01/13                                        $275             $286
 Fayette County, Water
   Authority, Ser A, RB, FGIC
   4.900%, 10/01/07                                         250              268
 Floyd County, Water
   Authority, RB, AMBAC
   4.350%, 11/01/12                                         170              176
 Forsyth County, GO
   5.200%, 03/01/09                                         300              326
 Forsyth County, School
   District, GO
   5.125%, 07/01/15                                         500              541
   4.250%, 07/01/10                                         375              391
   4.000%, 07/01/07                                         200              209
 Fulco, Hospital Authority,
   Saint Joseph Hospital,
   Anticipation Certificates,
   RB, Pre-Refunded @ 102
   (A)
   5.100%, 10/01/05                                         250              256
 Fulton County, Development
   Authority, Technology
   Foundation Facilities
   Project, Ser A, RB
   4.500%, 11/01/10                                         100              106
   4.300%, 11/01/08                                         240              254
 Fulton County, Development
   Authority, Technology
   Foundation Facilities
   Project, Ser B, RB, MBIA
   5.000%, 09/01/12                                         250              266
 Fulton County, Water &
   Sewer Authority, RB, FGIC
   5.250%, 01/01/10                                         395              434
   5.250%, 01/01/11                                         250              273
   5.250%, 01/01/12                                         300              326
   5.250%, 01/01/13                                         100              108
 Gainesville & Hall Counties,
   Hospital Authority,
   Northeast Georgia Health
   System Project, RB, MBIA
   4.625%, 05/15/07                                         300              316
   4.600%, 05/15/06                                         220              229
 Gainesville, Water & Sewer
   Authority, RB, FGIC
   5.625%, 11/15/15                                         500              556
 Georgia State, Environmental
   Facilities Authority, Water
   & Waste Water Project, RB
   4.700%, 07/01/11                                         500              524
   4.500%, 07/01/08                                         500              532
   4.500%, 07/01/09                                         500              527
 Georgia State, Municipal
   Electric Authority, Project
   One, Ser A, RB, MBIA
   5.125%, 01/01/11                                         500              532



                                                           Face         Market
                                                          Amount         Value
                                                          (000)          (000)
--------------------------------------------------------------------------------
 Georgia State, Municipal Gas
   Authority, Buford Project,
   RB, FSA
   5.600%, 11/01/13                                        $300             $333
   5.500%, 11/01/11                                         200              223
   4.700%, 11/01/08                                         215              230
   4.650%, 11/01/07                                         205              218
 Georgia State, Municipal Gas
   Authority, City of Toccoa
   Project, RB, AMBAC
   4.250%, 06/01/09                                         200              210
 Georgia State, Private
   Colleges & Universities
   Authority, Agnes Scott
   College Project, RB, MBIA
   4.000%, 06/01/08                                         175              183
 Georgia State, Private
   Colleges & Universities
   Authority, Emory
   University Project, Ser A,
   RB
   5.000%, 11/01/11                                         300              327
   4.700%, 11/01/11                                         500              527
 Georgia State, Private
   Colleges & Universities
   Authority, Emory
   University Projectj, Ser A,
   RB
   5.500%, 11/01/09                                       1,000            1,115
 Georgia State, Private
   Colleges & Universities
   Authority, Mercer
   University Project, Ser A,
   RB
   4.750%, 10/01/11                                         300              305
   4.450%, 10/01/07                                         300              302
 Georgia State, Ser B, GO
   5.750%, 07/01/08                                       1,000            1,110
   5.000%, 07/01/14                                       1,000            1,073
   5.000%, 05/01/19                                       1,000            1,049
 Georgia State, Ser C, GO
   7.250%, 07/01/09                                         150              178
   6.500%, 07/01/07                                         605              675
   6.500%, 04/01/08                                         400              452
   6.250%, 08/01/13                                       1,000            1,187
   5.750%, 09/01/09                                         500              562
 Georgia State, Ser D, GO
   7.400%, 08/01/07                                         500              571
   6.700%, 08/01/09                                       1,000            1,166
   6.300%, 11/01/09                                       1,000            1,152
   5.750%, 10/01/15                                         700              789
   5.250%, 08/01/09                                         500              550
   5.250%, 10/01/15                                       1,500            1,678
 Georgia State, Tollway
   Authority, Georgia 400
   Project, RB
   4.500%, 07/01/11                                         250              267
 Gwinnett County, School
   District, GO
   6.400%, 02/01/09                                       1,000            1,139
   6.400%, 02/01/10                                         200              232
   5.000%, 02/01/11                                       1,000            1,091
   5.000%, 02/01/14                                         500              541

SCHEDULE OF INVESTMENTS                                            SYNOVUS FUNDS
July 31, 2004 (unaudited)



                                                          Face          Market
GEORGIA MUNICIPAL BOND                                    Amount         Value
FUND (CONCLUDED)                                          (000)          (000)
--------------------------------------------------------------------------------
 Gwinnett County, Water &
   Sewer Authority, RB
   5.000%, 08/01/15                                        $500             $532
 Gwinnett County, Water &
   Sewer Authority, Ser B, RB
   4.750%, 08/01/16                                       1,000            1,050
   4.750%, 08/01/17                                       1,000            1,045
 Henry County, School
   District, GO
   5.200%, 08/01/10                                         500              548
 Henry County, Water &
   Sewer Authority, RB
   5.125%, 02/01/19                                       1,045            1,114
 Houston County, School
   District, Intergovernmental
   Contract, COP
   5.750%, 03/01/09                                         100              102
 Jones County, School District,
   GO
   5.000%, 01/01/08                                         305              309
 Lee County, Utilities
   Authority, Water & Sewer
   Project, RB, FSA
   4.700%, 07/01/13                                         500              522
 Macon, School District
   Project, Ser A, RB
   4.800%, 10/01/05                                         205              208
 Marietta, School District, Ser
   A, GO
   4.000%, 02/01/08                                         250              260
 Monroe, Utility Revenue
   Authority, RB, FSA
   4.500%, 12/01/12                                         500              528
 Newton County, Hospital
   Authority, Newton Health
   System Project-1999, RB
   5.250%, 02/01/09                                         400              435
 Newton County, School
   District, GO, Callable
   02/01/13 @ 101
   5.000%, 02/01/15                                       1,000            1,075
 Newton County, Water &
   Sewer Authority, RB
   5.000%, 11/01/09                                         320              349
 Paulding County, Water
   & Sewer Authority, RB,
   AMBAC
   4.100%, 12/01/07                                         220              231
 Rome, Water & Sewer
   Authority, RB, AMBAC
   5.250%, 01/01/09                                         500              546
 Roswell, GO
   5.500%, 02/01/12                                         770              844
   5.000%, 02/01/08                                         150              161
 Roswell, GO, Pre-Refunded
   @ 101 (A)
   5.500%, 02/01/14                                         150              167
 Southern Georgia
   Govermental Services, RB,
   FGIC
   4.000%, 01/01/10                                       1,000            1,035
 Tift County, Hospital
   Authority, Ser A, RB
   4.000%, 12/01/12                                         500              506


                                                       Shares/Face      Market
                                                          Amount         Value
                                                          (000)          (000)
--------------------------------------------------------------------------------
 Upper Oconee, Basin Water
   Authority, RB, FGIC
    4.950%, 07/01/11                                       $250             $269
                                                                       ---------
TOTAL MUNICIPAL BONDS
  (Cost $57,760)                                                          59,287
                                                                       ---------

MONEY MARKETS (4.5%)
  SEI Tax Exempt Trust,
  Institutional Tax-Free Fund,
  Cl A                                                2,232,030            2,232
  SEI Tax Exempt Trust,
  Tax-Free Fund, Cl A                                   572,031              572
                                                                       ---------
TOTAL MONEY MARKETS
  (Cost $2,804)                                                            2,804
                                                                       ---------

TOTAL INVESTMENTS (99.0%)
  (Cost $60,564)+                                                         62,091
                                                                       ---------

OTHER ASSETS AND LIABILITIES, NET (1.0%)                                     628
                                                                       ---------

TOTAL NET ASSETS (100.0%)                                              $  62,719
                                                                       =========

(A) PRE-REFUNDED SECURITY. THE PRE-REFUNDED DATE IS SHOWN AS THE MATURITY DATE ON THE SCHEDULE OF INVESTMENTS.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
CL -- CLASS
COP -- CERTIFICATE OF PARTICIPATION
ETM -- ESCROWED TO MATURITY
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
FSA-- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA-- MUNICIPAL BOND INVESTORS ASSOCIATION
RB-- REVENUE BOND
SER-- SERIES
+AT JULY 31, 2004, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $60,563,817, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,803,136 AND $275,616, RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                          The Advisors' Inner Circle Fund


By (Signature and Title)*             /s/ James F. Volk
                                      -----------------------
                                      James F. Volk, President

Date 09/20/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*             /s/ James F. Volk
                                      -----------------------
                                      James F. Volk, President

Date 09/20/04


By (Signature and Title)*             /s/ Jennifer E. Spratley
                                      ------------------------
                                      Jennifer E. Spratley, Controller and Chief
                                      Financial Officer

Date 09/20/04
* Print the name and title of each signing officer under his or her signature.